Borrowings - Summary of Short Term Borrowings (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: financial liabilities for hedging - current	$ 9,282,400	$ 295,901	$ 12,456,104
Short-term borrowings	31,825,453	1,014,519	34,988,758
Short Term Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Secured bank loans, annual interest rates were 3.81%-4.16% and 2.82%-3.48% as of December 31, 2024 and 2025, respectively	86,116	2,746	279,797
Unsecured bank loans, annual interest rates were 1.75%-6.96% and 1.70%-5.72% as of December 31, 2024 and 2025, respectively	41,021,737	1,307,674	47,165,065
Borrowings	41,107,853	1,310,420	47,444,862
Less: financial liabilities for hedging - current	9,282,400	295,901	12,456,104
Short-term borrowings	$ 31,825,453	$ 1,014,519	$ 34,988,758